Loans (Tables)	12 Months Ended
Dec. 31, 2013
Loans [Abstract]
Portfolio of Loans Outstanding
The portfolio of loans outstanding consists of:

	December 31, 2013		December 31, 2012
	Amount	Percentage of Total Loans	Amount	Percentage of Total Loans
	(Amounts in thousands)
Commercial and Industrial	$23,001	3.5%	$21,925	3.5%
Real Estate Construction:
Residential	7,389	1.1	7,331	1.2
Commercial	43,749	6.7	41,875	6.6
Real Estate Mortgage:
Commercial – Owner Occupied	170,122	26.0	157,616	25.0
Commercial – Non-owner Occupied	220,364	33.7	221,731	35.2
Residential – 1 to 4 Family	148,160	22.6	140,164	22.3
Residential – Multifamily	24,103	3.7	21,181	3.4
Consumer	17,653	2.7	17,889	2.8
Total Loans	$654,541	100.0%	$629,712	100.0%

Analysis of Loans to Related Parties
An analysis of the activity of such related party loans for 2013 and 2012 is as follows:

	2013	2012
	(Amounts in thousands)

Balance, beginning of year	$16,606	$22,049
Advances	482	1,970
Less: repayments	(892)	(388)
Less: adjustments	—	(7,027)
Balance, end of year	$16,196	$16,606

Age Analysis of Past Due Loans by Class
An age analysis of past due loans by class follows:

December 31, 2013	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days and Not Accruing	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing
	(Amounts in thousands)

Commercial and Industrial	$—	$—	$122	$122	$22,879	$23,001	$—
Real Estate Construction:
Residential	—	—	967	967	6,422	7,389	—
Commercial	—	—	9,908	9,908	33,841	43,749	—
Real Estate Mortgage:
Commercial – Owner Occupied	710	1,438	976	3,124	166,998	170,122	—
Commercial – Non-owner Occupied	—	478	10,853	11,331	209,033	220,364	—
Residential – 1 to 4 Family	1,013	—	12,914	13,927	134,233	148,160	—
Residential – Multifamily	—	—	99	99	24,004	24,103	—
Consumer	32	—	115	147	17,506	17,653	—
Total Loans	$1,755	$1,916	$35,954	$39,625	$614,916	$654,541	$—

December 31, 2012	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days and Not Accruing	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing
	(Amounts in thousands)

Commercial and Industrial	$—	$—	$248	$248	$21,677	$21,925	$—
Real Estate Construction:
Residential	—	—	799	799	6,532	7,331	—
Commercial	—	—	12,958	12,958	28,917	41,875	—
Real Estate Mortgage:
Commercial – Owner Occupied	—	—	1,218	1,218	156,398	157,616	—
Commercial – Non-owner Occupied	6,439	—	19,228	25,667	196,064	221,731	—
Residential – 1 to 4 Family	1,703	169	10,072	11,944	128,220	140,164	—
Residential – Multifamily	—	—	2,838	2,838	18,343	21,181	—
Consumer	71	49	188	308	17,581	17,889	—
Total Loans	$8,213	$218	$47,549	$55,980	$573,732	$629,712	$—

Impaired Loans
Impaired loans are set forth in the following tables.

December 31, 2013	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(Amounts in thousands)
With no related allowance recorded:
Commercial and Industrial	$—	$—	$—
Real Estate Construction:
Residential	780	1,521	—
Commercial	9,568	9,592	—
Real Estate Mortgage:
Commercial – Owner Occupied	787	842	—
Commercial – Non-owner Occupied	10,853	13,153	—
Residential – 1 to 4 Family	9,892	10,084	—
Residential – Multifamily	99	306	—
Consumer	65	65	—
	32,044	35,563	—

With an allowance recorded:
Commercial and Industrial	622	622	131
Real Estate Construction:
Residential	187	661	21
Commercial	2,168	2,225	290
Real Estate Mortgage:
Commercial – Owner Occupied	5,752	5,782	331
Commercial – Non-owner Occupied	22,234	22,234	801
Residential – 1 to 4 Family	5,430	5,857	338
Residential – Multifamily	370	370	6
Consumer	49	49	23
	36,812	37,800	1,941

Total:
Commercial and Industrial	622	622	131
Real Estate Construction:
Residential	967	2,182	21
Commercial	11,736	11,817	290
Real Estate Mortgage:
Commercial – Owner Occupied	6,539	6,624	331
Commercial – Non-owner Occupied	33,087	35,387	801
Residential – 1 to 4 Family	15,322	15,941	338
Residential – Multifamily	469	676	6
Consumer	114	114	23
	$68,856	$73,363	$1,941

December 31, 2012	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(Amounts in thousands)
With no related allowance recorded:
Commercial and Industrial	$248	$315	$—
Real Estate Construction:
Residential	800	2,126	—
Commercial	12,891	12,891	—
Real Estate Mortgage:
Commercial – Owner Occupied	876	1,031	—
Commercial – Non-owner Occupied	19,228	22,027	—
Residential – 1 to 4 Family	8,945	9,372	—
Residential – Multifamily	2,838	2,838	—
Consumer	188	188	—
	46,014	50,788	—

With an allowance recorded:
Commercial and Industrial	500	500	10
Real Estate Construction:
Residential	187	661	24
Commercial	1,988	2,045	96
Real Estate Mortgage:
Commercial – Owner Occupied	5,718	5,748	216
Commercial – Non-owner Occupied	29,187	29,187	1,053
Residential – 1 to 4 Family	3,605	4,290	301
Residential – Multifamily	377	377	6
Consumer	—	—	—
	41,562	42,808	1,706

Total:
Commercial and Industrial	748	815	10
Real Estate Construction:
Residential	987	2,787	24
Commercial	14,879	14,936	96
Real Estate Mortgage:
Commercial – Owner Occupied	6,594	6,779	216
Commercial – Non-owner Occupied	48,415	51,214	1,053
Residential – 1 to 4 Family	12,550	13,662	301
Residential – Multifamily	3,215	3,215	6
Consumer	188	188	—
	$87,576	$93,596	$1,706

The following table presents by loan portfolio class, the average recorded investment and interest income recognized on impaired loans for the years ended December 31, 2013 and 2012:

	Year Ended December 31,
	2013		2012
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(Amounts in thousands)
Commercial and Industrial	$622	$31	$776	$18
Real Estate Construction:
Residential	1,476	—	1,898	57
Commercial	12,023	128	14,933	202
Real Estate Mortgage:
Commercial – Owner Occupied	6,557	301	6,854	251
Commercial – Non-owner Occupied	38,859	1,386	51,883	2,007
Residential – 1 to 4 Family	16,177	382	13,174	389
Residential – Multifamily	1,359	83	3,526	216
Consumer	115	3	189	2
Total	$77,188	$2,314	$93,233	$3,142

New TDRs and TDR Default Information
The following two tables detail loans modified during the years ended December 31, 2013 and 2012, including the number of modifications, the recorded investment both pre- and post-modification and the nature of the modifications made.

	2013			2012
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
	(Dollars in thousands)
Commercial and Industrial	—	$—	$—	2	$750	$750
Construction:
Residential	—	—	—	1	415	415
Commercial	—	—	—	11	9,938	9,938
Real Estate Mortgage:
Commercial – Owner Occupied	—	—	—	1	3,220	3,220
Commercial – Non-owner Occupied	—	—	—	3	4,067	4,067
Residential – 1-4 Family	—	—	—	3	4,168	4,168
Residential – Multifamily	—	—	—	1	380	380
Consumer	—	—	—	—	—	—
Total	—	$—	$—	22	$22,938	$22,938

	2013				2012
	Extension	Period of Interest Only	Interest Rate Reduction	Total	Extension	Period of Interest Only	Interest Rate Reduction	Total
	(Amounts in thousands)
Commercial and Industrial	$—	$—	$—	$—	$500	$—	$250	$750
Construction:
Residential	—	—	—	—	—	—	415	415
Commercial	—	—	—	—	8,008	—	1,930	9,938
Real Estate Mortgage:
Commercial – Owner Occupied	—	—	—	—	3,220	—	—	3,220
Commercial – Non-owner Occupied	—	—	—	—	1,156	—	2,911	4,067
Residential – 1-4 Family	—	—	—	—	924	—	3,244	4,168
Residential – Multifamily	—	—	—	—	—	380	—	380
Consumer	—	—	—	—	—	—	—	—
Total	$—	$—	$—	$—	$13,808	$380	$8,750	$22,938

TDR modification by types
The following table shows loans that were modified and deemed TDRs that subsequently defaulted during 2013 and 2012.

	2013		2012
	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
	(Amounts in thousands)

Commercial and Industrial	—	$—	1	$603
Real Estate Construction:
Residential	1	187	1	1,004
Commercial	—	—	10	8,508
Real Estate Mortgage:
Commercial – Owner Occupied	—	—	—	—
Commercial – Non-owner Occupied	—	—	3	4,779
Residential – 1-4 Family	—	—	5	4,020
Residential – Multifamily	—	—	1	3,267
Consumer	—	—	—	—
Total	1	$187	21	$22,181

Analysis of Credit Risk Profile by Internally Assigned Grades
An analysis of the credit risk profile by internally assigned grades as of December 31, 2013 and 2012 is as follows:

At December 31, 2013	Pass	OAEM	Substandard	Doubtful	Total
	(Amounts in thousands)
Commercial and Industrial	$20,270	$1,916	$815	$—	$23,001
Real Estate Construction:
Residential	6,422	—	967	—	7,389
Commercial	25,519	—	18,230	—	43,749
Real Estate Mortgage:
Commercial – Owner Occupied	162,606	2,293	5,223	—	170,122
Commercial – Non-owner Occupied	198,321	10,835	11,208	—	220,364
Residential – 1 to 4 Family	131,792	1,925	14,443	—	148,160
Residential – Multifamily	22,580	1,054	469	—	24,103
Consumer	17,538	—	115	—	17,653
Total	$585,048	$18,023	$51,470	$—	$654,541

At December 31, 2012	Pass	OAEM	Substandard	Doubtful	Total
	(Amounts in thousands)
Commercial and Industrial	$18,926	$2,183	$816	$—	$21,925
Real Estate Construction:
Residential	6,345	—	986	—	7,331
Commercial	20,097	—	21,778	—	41,875
Real Estate Mortgage:
Commercial – Owner Occupied	150,990	1,121	5,505	—	157,616
Commercial – Non-owner Occupied	173,606	11,399	36,726	—	221,731
Residential – 1 to 4 Family	126,167	2,263	11,734	—	140,164
Residential – Multifamily	16,863	1,103	3,215	—	21,181
Consumer	17,701	—	188	—	17,889
Total	$530,695	$18,069	$80,948	$—	$629,712